UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-09637

Name of Fund: BlackRock Large Cap Core Plus Fund of
              BlackRock Large Cap Series Funds, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Large Cap Core                                               BLACKROCK
Plus Fund
OF BLACKROCK LARGE CAP
SERIES FUNDS, INC.

SEMI-ANNUAL REPORT
APRIL 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Profile .............................................................     7
Financial Statements:
    Schedule of Investments ..............................................     8
    Statement of Assets and Liabilities ..................................    13
    Statement of Operations ..............................................    14
    Statement of Changes in Net Assets ...................................    15
Financial Highlights .....................................................    16
Notes to Financial Statements ............................................    17
Officers and Directors ...................................................    20
Additional Information ...................................................    21
Mutual Fund Family .......................................................    23


2          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                        6-month         12-month
------------------------------------------------------------------------------------------------------------------
U.S. equities (S&P 500 Index)                                                              - 9.64%          - 4.68%
------------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                               -12.92           -10.96
------------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                          - 9.21           - 1.78
------------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                        + 4.08           + 6.87
------------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             + 1.47           + 2.79
------------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)        - 0.73           - 0.80
------------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund underperformed the benchmark Russell 1000 Index for the period from inception (December 19, 2007) through April 30, 2008.

o The Fund pursues long-term capital growth by taking long positions (that is, purchases the security outright) primarily in large cap companies that the Investment Advisor has identified as attractive and short positions (that is, sells a security that it has borrowed) in such securities identified as overvalued or poised for underperformance.

      What factors influenced performance?

o Broadly speaking, the Fund's underperformance for the period resulted primarily from negative stock selection (largely in the long portion of the portfolio), while asset allocation effects were mixed.

o Unfavorable asset allocation decisions within the long portion of the Fund included overweight positions in health care and information technology
      (IT). Stock picks in health care (mainly equipment and suppliers and pharmaceuticals) and IT (especially in semiconductor and software names) had the greatest negative impact on relative returns. In the consumer discretionary sector, stock-specific disappointments among the Fund's holdings in specialty and internet retailers and diversified consumer services detracted from performance.

o Conversely, within the long segment of the Fund, an overweight in energy (most notably fuel), an overweight in industrials (mainly machinery) and good stock selection within materials (particularly in the chemicals industry) benefited comparative results.

o Additionally, the Fund's short segment aided relative returns, as short positions in financials (primarily First Horizon National Corp., MGIC Investment and Sovereign Bancorp), IT (largely Motorola, Inc. and Broadcom Corp.) and richly valued consumer discretionary companies (namely Garmin Ltd. and Harman International Industries, Inc.) contributed positively.

      Describe recent portfolio activity.

o During the period, we increased the Fund's long exposure to the energy and health care sectors. We reduced exposure to the financials and consumer discretionary sectors.

o Among our largest purchases were McDonalds Corp., Apollo Group Inc. and Humana, Inc. Our largest sales included Exxon Mobil Corp., Microsoft Corp. and Chevron Corp.

      Describe Fund positioning at period-end.

o On April 30, 2008, the long segment of the Fund was overweight versus the benchmark in the IT, health care, energy and consumer discretionary sectors, and underweight in financials, consumer staples, utilities and telecommunication services.

o We expect inflationary pressures in the U.S. to diminish in the months ahead, particularly since the credit squeeze and housing bust are both deflationary forces and the economy continues to operate below its potential. We recognize that economic risks remain and the rally in global equity prices late in the semi-annual period may have advanced to the point at which some additional corrective action could take place. In our view, however, the broad economic, corporate earnings and inflationary backdrop should benefit most market sectors and act as a foundation for improved market conditions, which we believe has already begun to fall into place.


4          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Performance Summary for the Period Ended April 30, 2008

                                                     Aggregate Total Returns**
                                                    --------------------------
                                                         Since Inception*
                                                    --------------------------
                                                     w/o sales         w/sales
                                                       charge           charge
------------------------------------------------------------------------------
Institutional .............................           - 9.60%               --
Investor A ................................           - 9.70            -14.44%
Investor C ................................           -10.00            -10.90
Russell 1000(R) Index*** ..................           - 3.85                --
------------------------------------------------------------------------------

*     The Fund commenced operations on December 19, 2007.
** Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
*** This unmanaged broad-based Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Russell 1000 is a registered trademark of the Frank Russell Company.

      Past performance is not indicative of future results.

Expense Example

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                           Dec. 19, 2007    April 30, 2008  During the Period*    Dec. 19, 2007   April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional ............    $1,000           $904.00             $ 8.54            $1,000          $1,009.33           $ 9.01
Investor A ...............    $1,000           $903.00             $ 9.16            $1,000          $1,008.67           $ 9.67
Investor C ...............    $1,000           $900.00             $11.62            $1,000          $1,006.07           $12.27
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (2.45% for Institutional, 2.63% for Investor A and 3.34% for Investor C), multiplied by the average account value over the period, multiplied by 134/366 (to reflect the period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent period divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008          5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on December 19, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Fund Profile

As of April 30, 2008

Ten Largest Holdings                                                  Percent of
(Equity Investments)                                                  Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. .......................................................     6%
Chevron Corp. ...........................................................     3
Microsoft Corp. .........................................................     3
International Business Machines Corp. ...................................     3
ConocoPhillips ..........................................................     3
Pfizer, Inc. ............................................................     3
Hewlett-Packard Co. .....................................................     2
Johnson & Johnson .......................................................     2
Occidental Petroleum Corp. ..............................................     2
General Electric Co. ....................................................     2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Information Technology ..................................................    26%
Health Care .............................................................    18
Industrials .............................................................    16
Energy ..................................................................    14
Consumer Discretionary ..................................................     9
Financials ..............................................................     7
Materials ...............................................................     6
Consumer Staples ........................................................     3
Telecommunication Services ..............................................     1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Sector Representation                                     Investments Sold Short
--------------------------------------------------------------------------------
Consumer Discretionary ..................................................    19%
Financials ..............................................................    15
Utilities ...............................................................    13
Information Technology ..................................................    12
Energy ..................................................................    12
Health Care .............................................................     9
Industrials .............................................................     6
Consumer Staples ........................................................     6
Materials ...............................................................     5
Telecommunication Services ..............................................     3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels .............................................    17%
Computers & Peripherals .................................................    11
Software ................................................................    10
Insurance ...............................................................     9
Health Care Providers & Services ........................................     8
--------------------------------------------------------------------------------
      For Fund compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008          7

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Common Stocks                                           Shares          Value
===============================================================================
Consumer Discretionary -- 11.2%
Diversified Consumer Services -- 1.3%
Service Corp. International                             31,900      $   354,409
-------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.9%
Expedia, Inc. (a)                                        9,500          239,970
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 1.4%
Hasbro, Inc.                                            10,100          359,156
-------------------------------------------------------------------------------
Media -- 1.9%
Walt Disney Co.                                         15,000          486,450
-------------------------------------------------------------------------------
Specialty Retail -- 4.8%
Barnes & Noble, Inc.                                     1,800           58,104
Best Buy Co., Inc.                                       8,400          361,368
GameStop Corp. Class A (a)                               1,200           66,048
The Gap, Inc.                                           20,200          376,124
Ross Stores, Inc.                                        1,000           33,490
TJX Cos., Inc.                                          11,300          364,086
                                                                    -----------
                                                                      1,259,220
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 0.9%
Nike, Inc. Class B                                       3,600          240,480
-------------------------------------------------------------------------------
Total Consumer Discretionary                                          2,939,685
===============================================================================
Consumer Staples -- 3.2%
Beverages -- 1.0%
Pepsi Bottling Group, Inc.                               7,500          252,825
-------------------------------------------------------------------------------
Household Products -- 0.8%
The Procter & Gamble Co.                                 3,100          207,855
-------------------------------------------------------------------------------
Personal Products -- 1.4%
Herbalife Ltd.                                           8,400          367,752
-------------------------------------------------------------------------------
Total Consumer Staples                                                  828,432
===============================================================================
Energy -- 18.5%
Energy Equipment & Services -- 1.4%
ENSCO International, Inc.                                5,800          369,634
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 17.1%
Anadarko Petroleum Corp.                                 3,800          252,928
Apache Corp.                                             1,000          134,680
Chevron Corp.                                            9,100          874,965
ConocoPhillips                                           8,200          706,430
Exxon Mobil Corp.                                       17,000        1,582,190
Noble Energy, Inc.                                       4,300          374,100
Occidental Petroleum Corp.                               6,200          515,902
Sunoco, Inc.                                             1,000           46,410
                                                                    -----------
                                                                      4,487,605
-------------------------------------------------------------------------------
Total Energy                                                          4,857,239
===============================================================================
Financials -- 9.3%
Diversified Financial Services -- 0.5%
Bank of America Corp.                                    2,100           78,834
JPMorgan Chase & Co.                                     1,300           61,945
                                                                    -----------
                                                                        140,779
-------------------------------------------------------------------------------
Insurance -- 8.8%
Chubb Corp.                                              7,400          391,978
Everest Re Group Ltd.                                    3,600          325,260
MetLife, Inc.                                            2,900          176,465
PartnerRe Ltd.                                           4,800          355,104
RenaissanceRe Holdings Ltd.                              6,400          329,216
Transatlantic Holdings, Inc.                             5,000          324,250
The Travelers Cos., Inc.                                 8,200          413,280
                                                                    -----------
                                                                      2,315,553
-------------------------------------------------------------------------------
Total Financials                                                      2,456,332
===============================================================================
Health Care -- 23.6%
Biotechnology -- 1.4%
Biogen Idec, Inc. (a)                                    6,300          382,347
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 4.1%
Baxter International, Inc.                               5,600          348,992
C.R. Bard, Inc.                                          3,900          367,263
Kinetic Concepts, Inc. (a)                               8,800          349,008
                                                                    -----------
                                                                      1,065,263
-------------------------------------------------------------------------------
Health Care Providers & Services -- 8.4%
Aetna, Inc.                                              7,900          344,440
AmerisourceBergen Corp.                                  8,800          356,840
Express Scripts, Inc. (a)                                5,300          371,106
Lincare Holdings, Inc. (a)                              14,200          345,628
Medco Health Solutions, Inc. (a)                         8,100          401,274
WellPoint, Inc. (a)                                      8,000          398,000
                                                                    -----------
                                                                      2,217,288
-------------------------------------------------------------------------------
Life Sciences Tools & Services -- 2.9%
Applera Corp. -- Applied Biosystems Group                11,600          370,15
Invitrogen Corp. (a)                                     4,100          383,637
                                                                    -----------
                                                                        753,793
-------------------------------------------------------------------------------
Pharmaceuticals -- 6.8%
Forest Laboratories, Inc. (a)                            3,100          107,601
Johnson & Johnson                                        9,100          610,519
Pfizer, Inc.                                            33,800          679,718
Watson Pharmaceuticals, Inc. (a)                        12,200          378,688
                                                                    -----------
                                                                      1,776,526
-------------------------------------------------------------------------------
Total Health Care                                                     6,195,217
===============================================================================
Industrials -- 21.2%
Aerospace & Defense -- 7.0%
DRS Technologies, Inc.                                   5,800          362,152
General Dynamics Corp.                                   2,700          244,134
L-3 Communications Holdings, Inc.                        3,400          378,930
Lockheed Martin Corp.                                    4,100          434,764
Raytheon Co.                                             6,400          409,408
                                                                    -----------
                                                                      1,829,388
-------------------------------------------------------------------------------
Commercial Services & Supplies -- 2.3%
HNI Corp.                                                2,100           45,717
R.R. Donnelley & Sons Co.                                5,300          162,392
Waste Management, Inc.                                  10,700          386,270
                                                                    -----------
                                                                        594,379
-------------------------------------------------------------------------------

See Notes to Financial Statements.


8          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Common Stocks                                           Shares          Value
===============================================================================
Industrials (concluded)
Electrical Equipment -- 1.3%
Hubbell, Inc. Class B                                    7,900      $   353,367
-------------------------------------------------------------------------------
Industrial Conglomerates -- 1.9%
General Electric Co.                                    15,200          497,040
-------------------------------------------------------------------------------
Machinery -- 7.4%
AGCO Corp. (a)                                           5,500          330,715
Deere & Co.                                              4,900          411,943
Dover Corp.                                              7,300          361,131
Flowserve Corp.                                          2,200          272,998
Parker Hannifin Corp.                                    4,800          383,280
SPX Corp.                                                1,500          184,500
                                                                    -----------
                                                                      1,944,567
-------------------------------------------------------------------------------
Road & Rail -- 1.3%
Ryder System, Inc.                                       5,100          349,197
-------------------------------------------------------------------------------
Total Industrials                                                     5,567,938
===============================================================================
Information Technology -- 33.1%
Communications Equipment -- 1.7%
Cisco Systems, Inc. (a)                                  2,100           53,844
Juniper Networks, Inc. (a)                              13,800          381,156
                                                                    -----------
                                                                        435,000
-------------------------------------------------------------------------------
Computers & Peripherals -- 10.7%
Hewlett-Packard Co.                                     13,400          621,090
International Business Machines Corp.                    6,200          748,340
QLogic Corp. (a)                                        22,000          351,120
Seagate Technology                                      19,000          358,530
Sun Microsystems, Inc. (a)                              24,300          380,538
Western Digital Corp. (a)                               12,400          359,476
                                                                    -----------
                                                                      2,819,094
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 2.1%
Agilent Technologies, Inc. (a)                           1,800           54,378
Mettler Toledo International, Inc. (a)                   1,400          133,364
Tech Data Corp. (a)                                     10,400          349,544
                                                                    -----------
                                                                        537,286
-------------------------------------------------------------------------------
IT Services -- 4.3%
Accenture Ltd. Class A                                  10,500          394,275
Affiliated Computer Services, Inc. Class A (a)             100            5,297
Computer Sciences Corp. (a)                              8,500          370,515
Hewitt Associates, Inc. Class A (a)                      8,700          356,700
                                                                    -----------
                                                                      1,126,787
-------------------------------------------------------------------------------
Office Electronics -- 1.4%
Xerox Corp.                                             26,900          375,793
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 2.9%
Texas Instruments, Inc.                                 14,200          414,072
Xilinx, Inc.                                            14,500          359,165
                                                                    -----------
                                                                        773,237
-------------------------------------------------------------------------------
Software -- 10.0%
BMC Software, Inc. (a)                                  10,200          354,552
CA, Inc.                                                16,400          363,096
Compuware Corp. (a)                                     22,700          171,158
McAfee, Inc. (a)                                         6,300          209,475
Microsoft Corp.                                         27,400          781,448
Oracle Corp. (a)                                        19,400          404,490
Synopsys, Inc. (a)                                      14,600          337,406
                                                                    -----------
                                                                      2,621,625
-------------------------------------------------------------------------------
Total Information Technology                                          8,688,822
===============================================================================
Materials -- 8.2%
Chemicals -- 2.1%
Monsanto Co.                                             2,700          307,854
The Mosaic Co. (a)                                       1,900          232,769
                                                                    -----------
                                                                        540,623
-------------------------------------------------------------------------------
Containers & Packaging -- 2.5%
Owens-Illinois, Inc. (a)                                 6,500          358,475
Packaging Corp. of America                              14,100          309,918
                                                                    -----------
                                                                        668,393
-------------------------------------------------------------------------------
Metals & Mining -- 2.3%
Carpenter Technology Corp.                               6,400          328,192
Nucor Corp.                                              3,700          279,350
                                                                    -----------
                                                                        607,542
-------------------------------------------------------------------------------
Paper & Forest Products -- 1.3%
International Paper Co.                                 13,200          345,444
-------------------------------------------------------------------------------
Total Materials                                                       2,162,002
===============================================================================
Telecommunication Services -- 1.0%
Diversified Telecommunication Services -- 1.0%
AT&T Inc.                                                6,700          259,357
-------------------------------------------------------------------------------
Total Telecommunication Services                                        259,357
-------------------------------------------------------------------------------
Utilities -- 0.3%
Independent Power Producers & Energy
Traders -- 0.3%
NRG Energy, Inc. (a)                                     1,700           74,715
-------------------------------------------------------------------------------
Total Utilities                                                          74,715
-------------------------------------------------------------------------------
Total Common Stocks
(Cost -- $33,955,210) -- 129.6%                                      34,029,739
===============================================================================

                                                    Beneficial
                                                      Interest
Short-Term Securities                                    (000)
-------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
  Cash Sweep Series, 3.03% (b)(c)                          $22           22,030
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $22,030) -- 0.0%                                                22,030
-------------------------------------------------------------------------------
Total Investments Before Investments Sold Short
(Cost -- $33,977,240*) -- 129.6%                                     34,051,769

Notes to Financial Statements.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008          9

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Investments Sold Short                                 Shares           Value
================================================================================
Consumer Discretionary -- (5.8%)
Automobiles -- (0.3%)
General Motors Corp.                                   (3,300)      $   (76,560)
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- (2.0%)
Carnival Corp.                                         (2,000)          (80,340)
Las Vegas Sands Corp.                                  (1,200)          (91,464)
MGM Mirage                                             (1,396)          (71,405)
Marriott International, Inc. Class A                   (2,300)          (78,890)
Scientific Games Corp. Class A                         (2,800)          (78,848)
Starbucks Corp.                                        (4,100)          (66,543)
Wynn Resorts Ltd.                                        (700)          (73,738)
                                                                    ------------
                                                                       (541,228)
--------------------------------------------------------------------------------
Household Durables -- (0.5%)
Garmin Ltd.                                            (1,400)          (57,260)
Harman International Industries, Inc.                  (1,700)          (69,479)
                                                                    ------------
                                                                       (126,739)
--------------------------------------------------------------------------------
Leisure Equipment & Products -- (0.1%)
Pool Corp.                                               (800)          (17,464)
--------------------------------------------------------------------------------
Media -- (0.2%)
The McGraw-Hill Cos., Inc.                             (1,600)          (65,584)
--------------------------------------------------------------------------------
Multiline Retail -- (1.1%)
J.C. Penney Co., Inc.                                  (1,100)          (46,750)
Kohl's Corp.                                           (1,600)          (78,160)
Nordstrom, Inc.                                        (2,300)          (81,098)
Target Corp.                                           (1,500)          (79,695)
                                                                    ------------
                                                                       (285,703)
--------------------------------------------------------------------------------
Specialty Retail -- (1.6%)
CarMax, Inc.                                           (3,800)          (78,850)
Chico's FAS, Inc.                                      (3,100)          (21,917)
Circuit City Stores, Inc.                             (15,400)          (72,996)
Coldwater Creek, Inc.                                 (15,300)          (81,702)
Lowe's Cos., Inc.                                      (3,100)          (78,089)
Office Depot, Inc.                                     (6,700)          (84,956)
                                                                    ------------
                                                                       (418,510)
--------------------------------------------------------------------------------
Total Consumer Discretionary                                         (1,531,788)
================================================================================
Consumer Staples -- (1.8%)
Food & Staples Retailing -- (0.3%)
Rite Aid Corp.                                        (30,600)          (82,620)
--------------------------------------------------------------------------------
Food Products -- (1.5%)
Bunge Ltd.                                               (600)          (68,454)
Campbell Soup Co.                                      (2,300)          (80,040)
ConAgra Foods, Inc.                                    (3,100)          (73,036)
Kraft Foods, Inc.                                      (2,500)          (79,075)
Smithfield Foods, Inc.                                 (2,900)          (83,172)
                                                                    ------------
                                                                       (383,777)
--------------------------------------------------------------------------------
Total Consumer Staples                                                 (466,397)
================================================================================
Energy -- (3.6%)
Energy Equipment & Services -- (1.5%)
Baker Hughes, Inc.                                     (1,000)          (80,880)
Schlumberger Ltd.                                        (800)          (80,440)
Smith International, Inc.                              (1,000)          (76,510)
Tetra Technologies, Inc.                               (4,800)          (78,048)
Weatherford International Ltd.                           (900)          (72,603)
                                                                    ------------
                                                                       (388,481)
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- (2.1%)
Arch Coal, Inc.                                          (500)          (28,680)
Consol Energy, Inc.                                    (1,000)          (80,960)
EOG Resources, Inc.                                      (400)          (52,192)
Peabody Energy Corp.                                   (1,300)          (79,469)
Pioneer Natural Resources Co.                          (1,400)          (80,822)
Southwestern Energy Co.                                (1,800)          (76,158)
Teekay Corp.                                           (1,800)          (82,152)
XTO Energy, Inc.                                       (1,100)          (68,046)
                                                                    ------------
                                                                       (548,479)
--------------------------------------------------------------------------------
Total Energy                                                           (936,960)
================================================================================
Financials -- (4.3%)
Capital Markets -- (0.8%)
E*Trade Financial Corp.                               (20,300)          (80,794)
Franklin Resources, Inc.                                 (800)          (76,120)
T. Rowe Price Group, Inc.                              (1,100)          (64,416)
                                                                    ------------
                                                                       (221,330)
--------------------------------------------------------------------------------
Commercial Banks -- (0.2%)
First Horizon National Corp.                           (4,500)          (48,600)
--------------------------------------------------------------------------------
Consumer Finance -- (0.6%)
American Express Co.                                   (1,800)          (86,436)
SLM Corp.                                              (4,500)          (83,385)
                                                                    ------------
                                                                       (169,821)
--------------------------------------------------------------------------------
Diversified Financial Services -- (0.6%)
Citigroup, Inc.                                        (3,000)          (75,810)
Moody's Corp.                                          (2,000)          (73,920)
                                                                    ------------
                                                                       (149,730)
--------------------------------------------------------------------------------
Insurance -- (1.1%)
AON Corp.                                              (1,100)          (49,929)
American International Group, Inc.                     (1,700)          (78,540)
Principal Financial Group, Inc.                        (1,400)          (75,124)
Prudential Financial, Inc.                             (1,000)          (75,710)
                                                                    ------------
                                                                       (279,303)
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- (1.0%)
Capitol Federal Financial                              (2,000)          (77,400)
Fannie Mae                                             (2,800)          (79,240)
Freddie Mac                                            (3,100)          (77,221)
Sovereign Bancorp, Inc.                                (3,700)          (27,639)
Washington Mutual, Inc.                                (1,300)          (15,977)
                                                                    ------------
                                                                       (277,477)
--------------------------------------------------------------------------------
Total Financials                                                     (1,146,261)
================================================================================
Health Care -- (2.8%)
Biotechnology -- (0.9%)
Celgene Corp.                                          (1,200)          (74,568)
PDL BioPharma, Inc.                                    (5,500)          (72,930)
Vertex Pharmaceuticals, Inc.                           (3,100)          (79,112)
                                                                    ------------
                                                                       (226,610)
--------------------------------------------------------------------------------
Health Care Equipment & Supplies -- (0.4%)
The Cooper Cos., Inc.                                  (2,200)          (77,000)
ResMed, Inc.                                             (700)          (30,184)
                                                                    ------------
                                                                       (107,184)
--------------------------------------------------------------------------------
Health Care Providers & Services -- (0.6%)
Brookdale Senior Living, Inc.                          (3,100)          (81,158)
Tenet Healthcare Corp.                                (11,800)          (75,520)
                                                                    ------------
                                                                       (156,678)
--------------------------------------------------------------------------------

See Notes to Financial Statements.


10          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

Investments Sold Short                                  Shares         Value
================================================================================
Health Care (concluded)
Health Care Technology -- (0.3%)
HLTH Corp.                                             (7,200)      $   (80,064)
--------------------------------------------------------------------------------
Pharmaceuticals -- (0.6%)
Bristol-Myers Squibb Co.                               (3,500)          (76,895)
Schering-Plough Corp.                                  (4,600)          (84,686)
                                                                    ------------
                                                                       (161,581)
--------------------------------------------------------------------------------
Total Health Care                                                      (732,117)
================================================================================
Industrials -- (1.9%)
Aerospace & Defense -- (0.3%)
Precision Castparts Corp.                                (700)          (82,292)
--------------------------------------------------------------------------------
Air Freight & Logistics -- (0.6%)
FedEx Corp.                                              (800)          (76,696)
United Parcel Service, Inc. Class B                    (1,100)          (79,651)
                                                                    ------------
                                                                       (156,347)
--------------------------------------------------------------------------------
Construction & Engineering -- (0.4%)
Quanta Services, Inc.                                  (3,000)          (79,620)
URS Corp.                                                (400)          (16,136)
                                                                    ------------
                                                                        (95,756)
--------------------------------------------------------------------------------
Machinery -- (0.6%)
PACCAR, Inc.                                           (1,700)          (80,444)
Trinity Industries, Inc.                               (2,800)          (85,120)
                                                                    ------------
                                                                       (165,564)
--------------------------------------------------------------------------------
Total Industrials                                                      (499,959)
================================================================================
Information Technology -- (3.6%)
Communications Equipment -- (0.5%)
Corning, Inc.                                          (2,100)          (56,091)
Motorola, Inc.                                         (8,600)          (85,656)
                                                                    ------------
                                                                       (141,747)
--------------------------------------------------------------------------------
Computers & Peripherals -- (0.3%)
Apple, Inc.                                              (500)          (86,975)
--------------------------------------------------------------------------------
Internet Software & Services -- (0.7%)
Akamai Technologies, Inc.                              (1,600)          (57,232)
Google, Inc. Class A                                     (200)         (114,858)
                                                                    ------------
                                                                       (172,090)
--------------------------------------------------------------------------------
IT Services -- (0.5%)
Cognizant Technology Solutions Corp.                   (2,500)          (80,625)
Total System Services, Inc.                              (500)          (11,900)
Unisys Corp.                                           (7,200)          (29,952)
                                                                    ------------
                                                                       (122,477)
--------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- (1.3%)
Advanced Micro Devices, Inc.                          (13,100)          (78,076)
Broadcom Corp. Class A                                 (2,800)          (72,688)
Marvell Technology Group Ltd.                          (6,000)          (77,700)
Micron Technology, Inc.                               (10,900)          (84,148)
Rambus, Inc.                                             (900)          (20,664)
                                                                    ------------
                                                                       (333,276)
--------------------------------------------------------------------------------
Software -- (0.3%)
Electronic Arts, Inc.                                  (1,600)          (82,352)
--------------------------------------------------------------------------------
Total Information Technology                                           (938,917)
================================================================================
Materials -- (1.4%)
Construction Materials -- (0.6%)
Martin Marietta Materials, Inc.                          (700)          (76,566)
Vulcan Materials Co.                                   (1,200)          (82,584)
                                                                    ------------
                                                                       (159,150)
--------------------------------------------------------------------------------
Metals & Mining -- (0.5%)
Alcoa, Inc.                                            (1,700)          (59,126)
Allegheny Technologies, Inc.                             (900)          (61,947)
                                                                    ------------
                                                                       (121,073)
--------------------------------------------------------------------------------
Paper & Forest Products -- (0.3%)
Weyerhaeuser Co.                                       (1,300)          (83,044)
--------------------------------------------------------------------------------
Total Materials                                                        (363,267)
================================================================================
Telecommunication Services -- (0.8%)
Wireless Telecommunication
Services -- (0.8%)
American Tower Corp. Class A                           (1,300)          (56,446)
Leap Wireless International, Inc.                      (1,500)          (80,205)
NII Holdings, Inc.                                     (1,800)          (82,332)
--------------------------------------------------------------------------------
Total Telecommunication Services                                       (218,983)
================================================================================
Utilities -- (3.9%)
Electric Utilities -- (1.5%)
American Electric Power Co., Inc.                      (1,700)          (75,871)
Entergy Corp.                                            (100)          (11,486)
Exelon Corp.                                             (900)          (76,932)
FPL Group, Inc.                                        (1,200)          (79,548)
PPL Corp.                                              (1,600)          (76,832)
The Southern Co.                                       (2,100)          (78,183)
                                                                    ------------
                                                                       (398,852)
--------------------------------------------------------------------------------
Gas Utilities -- (0.3%)
Equitable Resources, Inc.                                (900)          (59,733)
--------------------------------------------------------------------------------
Independent Power Producers &
Energy Traders -- (0.6%)
Constellation Energy Group, Inc.                         (900)          (76,185)
Dynegy, Inc. Class A                                   (9,100)          (78,442)
                                                                    ------------
                                                                       (154,627)
--------------------------------------------------------------------------------
Multi-Utilities -- (1.5%)
Consolidated Edison, Inc.                              (1,000)          (41,600)
Dominion Resources, Inc.                               (1,800)          (78,102)
PG&E Corp.                                             (1,700)          (68,000)
Public Service Enterprise Group, Inc.                  (1,800)          (79,038)
Sempra Energy                                          (1,100)          (62,337)
Aqua America, Inc.                                     (4,000)          (73,720)
                                                                    ------------
                                                                       (402,797)
--------------------------------------------------------------------------------
Total Utilities                                                      (1,016,009)
================================================================================
Total Investments Sold Short
(Proceeds -- $7,728,658) -- (29.9%)                                  (7,850,658)
================================================================================
Total Investments, Net of Investments
Sold Short -- 99.7%                                                  26,201,111
Other Assets Less Liabilities -- 0.3%                                    66,016
                                                                    ------------
Net Assets -- 100.0%                                                $26,267,127
                                                                    ============

See Notes to Financial Statements.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         11

Schedule of Investments (concluded)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 33,977,240
                                                                   ============
      Gross unrealized appreciation ...........................    $  1,395,245
      Gross unrealized depreciation ...........................      (1,320,716)
                                                                   ------------
      Net unrealized appreciation .............................    $     74,529
                                                                   ============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net
                                                      Activity          Interest
      Affiliate                                        (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                               $22              $8,412
      --------------------------------------------------------------------------

(c)   Represents the current yield as of report date.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels:
      o Level 1 -- price quotations in active markets/exchanges for identical securities
      o Level 2 -- other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
      o Level 3 -- unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2008:

      --------------------------------------------------------------------------
                                               Investments        Investments in
      Valuation Inputs                          Sold Short          Securities
      --------------------------------------------------------------------------
      Level 1 .......................          $(7,850,658)        $34,029,739
      Level 2 .......................                   --              22,030
      Level 3 .......................                   --                  --
      --------------------------------------------------------------------------
      Total .........................          $(7,850,658)        $34,051,769
      ==========================================================================

See Notes to Financial Statements.


12          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $33,955,210) .................................................           $ 34,029,739
Investments at value -- affiliated (cost -- $22,030) .......................................................                 22,030
Investments sold receivable ................................................................................              9,333,561
Capital shares sold receivable .............................................................................                158,048
Dividends receivable .......................................................................................                 13,118
                                                                                                                       ------------
Total assets ...............................................................................................             43,556,496
                                                                                                                       ------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Investments sold short at value (proceeds -- $7,728,658) ...................................................              7,850,658
Bank overdraft .............................................................................................              7,838,499
Investments purchased payable ..............................................................................              1,445,367
Capital shares redeemed payable ............................................................................                 84,058
Investment advisory fees payable ...........................................................................                 25,505
Dividends on short sales payable ...........................................................................                  6,893
Distribution fees payable ..................................................................................                  4,112
Other affiliates payable ...................................................................................                  1,862
Other accrued expenses payable .............................................................................                 32,415
                                                                                                                       ------------
Total liabilities ..........................................................................................             17,289,369
                                                                                                                       ------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .................................................................................................           $ 26,267,127
                                                                                                                       ============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value, 400,000,000 shares authorized .......................           $    212,878
Investor A Shares of Common Stock, $0.10 par value, 300,000,000 shares authorized ..........................                 26,838
Investor C Shares of Common Stock, $0.10 par value, 400,000,000 shares authorized ..........................                 51,095
Paid-in capital in excess of par ...........................................................................             27,475,820
Accumulated net investment loss ............................................................................               (111,425)
Accumulated net realized loss ..............................................................................             (1,340,608)
Net unrealized appreciation/depreciation ...................................................................                (47,471)
                                                                                                                       ------------
Net Assets .................................................................................................           $ 26,267,127
                                                                                                                       ============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $19,243,435 and 2,128,775 shares outstanding .......................           $       9.04
                                                                                                                       ============
Investor A -- Based on net assets of $2,423,789 and 268,379 shares outstanding .............................           $       9.03
                                                                                                                       ============
Investor C -- Based on net assets of $4,599,903 and 510,945 shares outstanding .............................           $       9.00
                                                                                                                       ============

See Notes to Financial Statements.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         13

Statement of Operations

Period December 19, 20071 to April 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends ...........................................................................................                  $     85,136
Interest from affiliates ............................................................................                         8,412
                                                                                                                       ------------
Total income ........................................................................................                        93,548
                                                                                                                       ------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory .................................................................................                        80,807
Service -- Investor A ...............................................................................                         1,423
Service and distribution -- Investor C ..............................................................                        10,495
Transfer agent -- Institutional .....................................................................                           588
Transfer agent -- Investor A ........................................................................                           318
Transfer agent -- Investor C ........................................................................                           417
Offering costs ......................................................................................                        47,361
Custodian ...........................................................................................                        35,445
Professional ........................................................................................                        21,202
Printing ............................................................................................                         8,699
Registration ........................................................................................                         4,839
Directors ...........................................................................................                         4,188
Accounting services .................................................................................                            22
Miscellaneous .......................................................................................                         3,136
                                                                                                                       ------------
Total expenses excluding dividend expense ...........................................................                       218,940
Dividend expense ....................................................................................                        28,714
                                                                                                                       ------------
Total expenses ......................................................................................                       247,654
Less reimbursement by advisor .......................................................................                       (42,681)
                                                                                                                       ------------
Total expenses after waiver .........................................................................                       204,973
                                                                                                                       ------------
Net investment loss .................................................................................                      (111,425)
                                                                                                                       ------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss from:
    Investments .....................................................................................                    (1,181,112)
    Short sales .....................................................................................                      (159,496)
                                                                                                                       ------------
                                                                                                                         (1,340,608)
                                                                                                                       ------------
Net change in unrealized appreciation/depreciation on:
    Investments .....................................................................................                        74,529
    Short sales .....................................................................................                      (122,000)
                                                                                                                       ------------
                                                                                                                            (47,471)
                                                                                                                       ------------
Total realized and unrealized loss ..................................................................                    (1,388,079)
                                                                                                                       ------------
Net Decrease in Net Assets Resulting from Operations ................................................                  $ (1,499,504)
                                                                                                                       ============

1     Commencement of operations.

See Notes to Financial Statements.


14         BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Statement of Changes in Net Assets

                                                                                                                   Period
                                                                                                             December 19, 2007 1
                                                                                                             to April 30, 2008
Increase (Decrease) in Net Assets:                                                                               (Unaudited)
================================================================================================================================
Operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss ..........................................................................               $          (111,425)
Net realized loss ............................................................................                        (1,340,608)
Net change in unrealized appreciation/depreciation ...........................................                           (47,471)
                                                                                                             -------------------
Net decrease in net assets resulting from operations .........................................                        (1,499,504)
                                                                                                             -------------------
================================================================================================================================
Capital Share Transactions
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions ...........................                        27,766,631
                                                                                                             -------------------
================================================================================================================================
Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets .................................................................                        26,267,127
Beginning of period ..........................................................................                                --
                                                                                                             -------------------
End of period ................................................................................               $        26,267,127
                                                                                                             ===================
End of period accumulated net investment loss ................................................               $          (111,425)
                                                                                                             ===================

1     Commencement of operations.

See Notes to Financial Statements.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         15

Financial Highlights

                                                                                             Period December 19, 2007 1
                                                                                            to April 30, 2008 (Unaudited)
                                                                               -------------------------------------------------
                                                                                Institutional       Investor A        Investor C
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................................       $       10.00      $      10.00      $      10.00
                                                                               -------------------------------------------------
Net investment loss ....................................................               (0.05)            (0.05)            (0.08)
Net realized and unrealized loss .......................................               (0.91)            (0.92)            (0.92)
                                                                               -------------------------------------------------
Net decrease from investment operations ................................               (0.96)            (0.97)            (1.00)
                                                                               -------------------------------------------------
Net asset value, end of period .........................................       $        9.04      $       9.03      $       9.00
                                                                               =================================================
================================================================================================================================
Total Investment Return 2
--------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............................................               (9.60%) 3         (9.70%) 3        (10.00%) 3
                                                                               =================================================
================================================================================================================================
Ratios to Average Net Assets 4
--------------------------------------------------------------------------------------------------------------------------------
Total expenses after reimbursement and excluding dividend expense ......                2.45%             2.63%             3.34%
                                                                               =================================================
Total expenses after reimbursement .....................................                2.88%             3.05%             3.75%
                                                                               =================================================
Total expenses .........................................................                3.68%             3.17%             3.86%
                                                                               =================================================
Net investment loss ....................................................               (1.49%)           (1.67%)           (2.36%)
                                                                               =================================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ........................................       $      19,243      $      2,424      $      4,600
                                                                               =================================================
Portfolio turnover of the Fund .........................................                  37%               37%               37%
                                                                               =================================================

1     Commencement of operations.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


16          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Large Cap Core Plus Fund (the "Fund") of BlackRock Large Cap Series Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are generally sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A and Investor C bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or on the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a recognized securities exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Investments in open-end investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. The Fund is required to repay the counterparty any dividends or interest received on the security sold short.

A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         17

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from management estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets. Offering costs are amortized over a twelve month period beginning with the commencement of operations.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Corporation on behalf of the Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC, (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays a monthly fee at an annual rate of 1.20% of the average daily value of the Fund's net assets. For the period December 19, 2007 to April 30, 2008, the Fund reimbursed the Advisor $22, for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Advisor reimbursed the Fund $42,681 for registration fees incurred in the initial offering of the Fund.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee          Fee
--------------------------------------------------------------------------------
Investor A .............................                  0.25%         --
Investor C .............................                  0.25%       0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A and Investor C shareholders.

For the period December 19, 2007 to April 30, 2008, the Distributor earned underwriting discounts and dealer concessions on sales of the Fund's Investor A Shares, which totaled $78,922.

For the period December 19, 2007 to April 30, 2008, affiliates received contingent deferred sales charges of $168 relating to transactions in Investor C Shares.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period December 19, 2007 to April 30, 2008 were $42,849,200 and $7,712,878, respectively.


18          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Notes to Financial Statements (concluded)

4. Capital Share Transactions:

Transactions in common stock for each class were as follows:

                                                  Period December 19, 2007 1
                                                      to April 30, 2008
                                                -------------------------------
                                                 Shares                 Amount
-------------------------------------------------------------------------------
Institutional
-------------------------------------------------------------------------------
Shares sold ......................             2,192,970           $ 21,040,664
Shares redeemed ..................               (64,195)              (576,995)
                                               --------------------------------
Net increase .....................             2,128,775           $ 20,463,669
                                               ================================
-------------------------------------------------------------------------------
Investor A
-------------------------------------------------------------------------------
Shares sold ......................               285,913           $  2,687,944
Shares redeemed ..................               (17,534)              (159,384)
                                               --------------------------------
Net increase .....................               268,379           $  2,528,560
                                               ================================
-------------------------------------------------------------------------------
Investor C
-------------------------------------------------------------------------------
Shares sold ......................               520,053           $  4,859,169
Shares redeemed ..................                (9,108)               (84,767)
                                               --------------------------------
Net increase .....................               510,945           $  4,774,402
                                               ================================

1     Commencement of operations.

5. Short-Term Borrowings:

The Fund is a party to a one year $500,000,000 credit agreement dated November 21, 2007 along with certain other funds managed by the Advisor and its affiliates. The Fund became a party to the agreement by a joinder agreement on January 18, 2008. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the period January 18 to April 30, 2008.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         19

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian

Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


20          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         21

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request by calling toll-free (800) 441-7762; (2) at www/blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


22          BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


           BLACKROCK LARGE CAP CORE PLUS FUND          APRIL 30, 2008         23

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Large Cap Core Plus Fund of
BlackRock Large Cap Series Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                      #LCCP-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Large Cap Core Plus Fund of BlackRock Large Cap Series Funds, Inc.

Date: June 23, 2008